INVESTMENT PROPERTIES - Minimum rental commitments payable on non-cancellable operating leases (Details) $ in Thousands	Dec. 31, 2019 CAD ($)
Investment Properties:
Minimum rental commitments on non-cancellable tenant operating leases	$ 1,963,691
2020
Investment Properties:
Minimum rental commitments on non-cancellable tenant operating leases	267,967
2021
Investment Properties:
Minimum rental commitments on non-cancellable tenant operating leases	262,063
2022
Investment Properties:
Minimum rental commitments on non-cancellable tenant operating leases	247,796
2023
Investment Properties:
Minimum rental commitments on non-cancellable tenant operating leases	218,757
2024
Investment Properties:
Minimum rental commitments on non-cancellable tenant operating leases	148,423
2025 and thereafter
Investment Properties:
Minimum rental commitments on non-cancellable tenant operating leases	$ 818,685